June 22, 2012

Securities and Exchange Commission

Via EDGAR

Re:       Principal Funds, Inc.

File Nos. 033-59474, 811-07572

Interactive data files for previous 497 filing

Principal Funds, Inc. (“the Registrant”) is incorporating by reference the form of prospectus filed on June 15, 2012 (SEC Accession No. 0000898745-12-000495).

Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A Items 2-4 in the form of prospectus that the Registrant is incorporating by reference.

Exhibit No.                                     Exhibits

Ex-101.INS                                      XBRL Instance Document

Ex-101.SCH                                    XBRL Taxonomy Extension Schema Document

Ex-101.CAL                                     XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF                                    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB                                     XBRL Taxonomy Extension Labels Linkbase Document

Ex-101.PRE                                    XBRL Taxonomy Extension Presentation Linkbase Document